Regulatory Requirements and Restrictions	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Insurance [Abstract]
Regulatory Requirements and Restrictions
9.	Regulatory Requirements and Restrictions
State laws and regulations, as well as national regulatory agency requirements, govern the operations of all insurers. The various laws and regulations require that insurers maintain minimum amounts of statutory surplus and risk-based capital (“RBC”); restrict insurers’ ability to pay dividends; restrict the allowable investment types and investment mixes and subject the Company’s insurers to assessments.
The Company’s insurance subsidiary is subject to regulations and standards of the Florida Office of Insurance Regulation (“FLOIR”). It is also subject to regulations and standards of regulatory authorities in other states where they are licensed, although as a Florida-domiciled insurer, its principal regulatory authority is the FLOIR.
The Company’s insurance subsidiary, AIIC, prepares its statutory-basis financial statements in accordance with statutory accounting practices prescribed or permitted by FLOIR. The commissioner of the FLOIR has the right to permit other practices that may deviate from prescribed practices. AIIC does not obtain and follow any permitted practice. As of September 30, 2025 and December 31, 2024, AIIC reported statutory capital and surplus of $179,861 and $149,586, respectively. For the nine months ended September 30, 2025 and September 30, 2024, AIIC reported statutory net income of $33,021 and $3,007, respectively. Statutory-basis surplus differs from shareholders’ equity reported in accordance with GAAP primarily because policy acquisition costs are expensed when incurred, certain assets that are not admitted assets are eliminated from the consolidated balance sheet and surplus notes are reported as surplus rather than liabilities. In addition, the recognition of deferred tax assets is based on different recoverability assumptions.
The Florida statutes require a residential property insurance company to maintain statutory surplus as to policyholders of at least $1,500 or 10% of the insurer’s total liabilities, whichever is greater. Accordingly, as of September 30, 2025 and December 31, 2024, AIIC exceeded the minimum statutory surplus requirement, which was $17,986 and $14,959, respectively.
Under Florida law, without regulatory approval, AIIC may pay dividends if they do not exceed the greater of: (i) the lesser of 10% of surplus or net income, not including realized capital gains, plus a two-year
carry forward; (ii) 10% of surplus, with dividends payable limited to unassigned funds minus 25% of unrealized capital gains; or (iii) the lesser of 10% of surplus or net investment income plus a three-year carry forward with dividends payable limited to unassigned funds minus 25% of unrealized capital gains. AIIC did not pay any dividends during the nine months ended September 30, 2025, and it can still pay dividends without regulatory approval.
AIIC is also required annually to comply with the National Association of Insurance Commissioners (“NAIC”) RBC requirements. RBC requirements prescribe a method of measuring the amount of capital appropriate for an insurance company to support its overall business operations in light of its size and risk profile. NAIC RBC requirements are used by regulators to determine appropriate regulatory actions relating to insurers who show signs of a weak or deteriorating condition. As of September 30, 2025 and December 31, 2024, based on calculations using the appropriate NAIC RBC formula, AIIC total adjusted capital in excess of the requirements.
AIIC has maintained a cash deposit with the Insurance Commissioner of the State of Florida and other states in which AIIC is authorized to write business in order to meet regulatory requirements and such cash deposit is included in restricted cash on the condensed consolidated balance sheet.
In addition, Florida property and casualty insurance companies are required to adhere to prescribed premium-to-capital
surplus ratios. Florida state law requires that the ratio of 90% of premiums written divided by surplus as to policyholders does not exceed 10 to 1 for gross premiums written or 4 to 1 for net premiums written. As of September 30, 2025, AIIC had a ratio of gross and net premiums written to surplus of 3.7 to 1 and 0.2 to 1, respectively, which met the requirements.
The Company also has the Catstyle reinsurance segregated account, where the Company can withdraw from cash held in the segregated account, but must provide written notice to the trustee in the form of a withdrawal notice in order to access the funds. However, consent of the grantor is not required to access the funds, and the funds’ use is not restricted within the terms of the trust agreement. Catstyle is regulated by the Authority and is required to meet and maintain certain minimum levels of solvency and liquidity. Catstyle’s statutory capital and surplus necessary to satisfy the regulatory requirements in the aggregate was $26,141 and $9,610 as of September 30, 2025 and December 31, 2024, respectively. As of September 30, 2025 and December 31, 2024, the actual amount of statutory capital and surplus was $26,141 and $9,610, respectively. The liabilities of Catstyle are fully collateralized and accordingly capital and surplus are available to be paid out in dividends and subject to approval in accordance with regulations of the Authority.

10.	Regulatory Requirements and Restrictions
State laws and regulations, as well as national regulatory agency requirements, govern the operations of all insurers. The various laws and regulations require that insurers maintain minimum amounts of statutory surplus and risk-based capital; restrict insurers’ ability to pay dividends; restrict the allowable investment types and investment mixes and subject the Company’s insurers to assessments.
The Company’s insurance subsidiary is subject to regulations and standards of FLOIR. It is also subject to regulations and standards of regulatory authorities in other states where they are licensed, although as a Florida-domiciled insurer, its principal regulatory authority is FLOIR.
The Company’s insurance subsidiary prepares its statutory-basis financial statements in accordance with statutory accounting practices prescribed or permitted by FLOIR. The commissioner of FLOIR has the right to permit other practices that may deviate from prescribed practices. The Company’s insurance subsidiary does not obtain and follow any permitted practice. As of December 31, 2024 and December 31, 2023, the Company’s insurance subsidiary reported statutory capital and surplus of $149,586 and $113,359. For the years ended December 31, 2024 and December 31, 2023, the Company’s insurance subsidiary reported statutory net income of $29,088 and $16,627. Statutory-basis surplus differs from stockholders’ equity reported in accordance with U.S. GAAP primarily because policy acquisition costs are expensed when incurred, certain assets that are not admitted assets are eliminated from the Consolidated Balance Sheet and surplus notes are reported as surplus rather than liabilities. In addition, the recognition of deferred tax assets is based on different recoverability assumptions.
The Florida Statues requires a residential property insurance company to maintain statutory surplus as to policyholders of at least $1,500 or ten percent of the insurer’s total liabilities, whichever is greater. As of December 31, 2024 and December 31, 2023, the Company’s insurance subsidiary exceeded the minimum statutory capitalization requirement.
Under Florida law, without regulatory approval, the Company’s insurance subsidiary may pay dividends if they do not exceed the greater of: 1) the lesser of 10% of surplus or net income, not including realized capital gains, plus a
2-year
carry forward; 2) 10% of surplus, with dividends payable limited to unassigned funds minus 25% of unrealized capital gains; or, 3) the lesser of 10% of surplus or net investment income plus a
3-year
carry forward with dividends payable limited to unassigned funds minus 25% of unrealized capital gains. The Company’s insurance subsidiary did not pay any dividends for 2024 or 2023 and it can still pay dividends without regulatory approval.
The Company’s insurance subsidiary is also required annually to comply with the NAIC risk-based capital (“RBC”) requirements. RBC requirements prescribe a method of measuring the amount of capital appropriate for an insurance company to support its overall business operations in light of its size and risk profile. NAIC RBC requirements are used by regulators to determine appropriate regulatory actions relating to insurers who show signs of a weak or deteriorating condition. As of December 31, 2024 and December 31, 2023, based on calculations using the appropriate NAIC RBC formula, the Company’s insurance subsidiary reported total adjusted capital in excess of the requirements.
The Company’s insurance subsidiary has maintained a cash deposit with the Insurance Commissioner of the State of Florida and other states in which the Company’s insurance subsidiary is authorized to write business in to meet regulatory requirements.
In addition, Florida property and casualty insurance companies are required to adhere to prescribed premium-to-capital
surplus ratios. Florida state law requires that the ratio of 90% of written premiums divided by surplus as to policyholders does not exceed 10 to 1 for gross written premiums or 4 to 1 for net written premiums. The Company’s insurance subsidiary had a ratio of gross and net written premiums to surplus of 4.6 to 1 and 1.1 to 1, respectively, which has met the requirements.
The insurance subsidiary’s statutory capital and surplus necessary to satisfy regulatory requirements in the aggregate was $46,972 and $34,388 million at December 31, 2024 and December 31, 2023, respectively. As of December 31, 2024 and December 31, 2023, the amount of retained earnings not available for the payment of dividends was $14,959 and $11,336, respectively.
The Company also has the Catstyle reinsurance segregated account by the Company, where the Company can withdraw from cash held in the segregated account, but must provide written notice to the trustee in the form of a withdrawal notice in order to access the funds. However, consent of the grantor is not required to access the funds, and the funds’ use is not restricted. Catstyle is regulated by the Bermuda Monetary Authority (“the Authority”) and is required to meet and maintain certain minimum levels of solvency and liquidity. Catstyle’s statutory capital and surplus necessary to satisfy regulatory requirements in the aggregate was $9,610 and $7,950 as of December 31, 2024 and 2023, respectively. As of December 31, 2024 and 2023, the actual amount of statutory capital and surplus was $9,610 and $7,950, respectively. The liabilities of Catstyle are fully collateralized and accordingly capital and surplus are available to be paid out in dividends subject to approval in accordance with regulations of the Authority.